Condensed Statements of Cash Flows (Unaudited) - USD ($)		3 Months Ended	9 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (1,106)	$ (720,006)	$ (240,700)
Interest income earned on Trust assets		(4,454)
Changes in operating assets and liabilities:
Accrued formation costs	1,106
Prepaid expenses		74,670	(464,968)
Derivative liability		(76,588)	76,588
Accrued expenses		628,213	200,247
Net cash used in operating activities		(98,165)	(428,833)
Cash flows from investing activities:
Cash deposited into Trust account		(2,698,306)	(75,750,000)
Net cash used in investing activities		(2,698,306)	(75,750,000)
Cash flows from financing activities:
Sales of units in public offering		2,698,306	75,000,000
Sales of units in private offering			3,176,000
Payment of offering costs			(1,093,778)
Proceeds from issuance of Class B common stock	667		25,000
Net cash provided by financing activities	667	2,698,306	77,107,222
Net change in cash	667	(98,165)	928,389
Cash at beginning of period		928,389
Cash at end of period	667	830,224	928,389
Non-cash financing activities:
Private placement units proceeds in excess of fair value			746,360
Deferred offering costs included in accrued offering costs	227,837
Initial classification of potentially redeemable Class A common stock		2,698,306	75,750,000
Class B common stock issued for subscription receivables	$ 24,333
Business combination fee payable			$ 3,375,000